Annual Fund Operating Expenses	Jun. 10, 2026
Defiance US 100 Tech AI Moat ETF | Defiance US 100 Tech AI Moat ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.65%
Defiance US 100 Tech Ex Software ETF | Defiance US 100 Tech Ex Software ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.65%

[1]	Estimated for the current fiscal year.
[2]	Estimated for the current fiscal year.